GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash used in operating activities	$ (1,707,292)	$ (1,872,449)	$ (947,299)	$ (6,948,288)
Liquidity [Member]
Working capital deficit	1,900,000		(7,500,000)
Cash used in operating activities			900,000
Working capital deficit	(1,900,000)		$ 7,500,000
Cash used in operating activities	$ 1,700,000